American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio
April 30, 2020

One Choice 2020 Portfolio - Schedule of Investments
APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 34.7%
Inflation-Adjusted Bond Fund G Class	3,422,469	40,966,948
NT Diversified Bond Fund G Class	23,585,483	267,459,381
NT High Income Fund G Class	5,205,369	44,089,472
Short Duration Inflation Protection Bond Fund G Class	9,147,901	93,857,467
		446,373,268
Domestic Equity Funds — 33.9%
NT Disciplined Growth Fund G Class	2,779,860	35,749,005
NT Equity Growth Fund G Class	4,782,763	47,731,973
NT Growth Fund G Class	3,161,406	52,985,171
NT Heritage Fund G Class	2,270,088	25,084,474
NT Large Company Value Fund G Class	11,313,535	110,759,503
NT Mid Cap Value Fund G Class	4,862,445	50,909,798
Small Cap Growth Fund G Class	748,427	13,134,900
Small Cap Value Fund G Class	2,125,485	12,774,167
Sustainable Equity Fund G Class	2,912,735	86,275,214
		435,404,205
International Fixed Income Funds — 11.6%
Emerging Markets Debt Fund G Class	1,558,173	14,818,228
Global Bond Fund G Class	10,326,977	104,612,274
International Bond Fund G Class(2)	2,322,133	29,909,073
		149,339,575
International Equity Funds — 10.2%
NT Global Real Estate Fund G Class	1,345,002	12,320,215
NT International Growth Fund G Class	5,177,288	52,653,021
NT International Small-Mid Cap Fund G Class	683,467	6,308,405
NT International Value Fund G Class	7,966,494	59,191,049
		130,472,690
Money Market Funds — 9.6%
U.S. Government Money Market Fund G Class	123,903,778	123,903,778
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,206,129,504)		1,285,493,516
OTHER ASSETS AND LIABILITIES†		862
TOTAL NET ASSETS — 100.0%		$1,285,494,378

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Inflation-Adjusted Bond Fund	$52,954	$1,332	$14,451	$1,132	$40,967	3,422	$78	$944
NT Diversified Bond Fund	337,740	34,867	113,911	8,763	267,459	23,585	3,932	6,522
NT High Income Fund	57,209	4,438	11,989	(5,568)	44,090	5,205	(423)	2,459
Short Duration Inflation Protection Bond Fund	113,708	8,639	27,372	(1,117)	93,858	9,148	(375)	2,487
NT Disciplined Growth Fund	29,298	19,780	14,101	772	35,749	2,780	(135)	2,523
NT Equity Growth Fund	133,383	18,211	72,826	(31,036)	47,732	4,783	18,662	14,211
NT Growth Fund	86,156	13,987	35,134	(12,024)	52,985	3,161	8,984	9,242
NT Heritage Fund	32,371	6,833	8,406	(5,713)	25,085	2,270	1,028	4,068
NT Large Company Value Fund	151,297	19,027	41,193	(18,371)	110,760	11,314	2,825	6,348
NT Mid Cap Value Fund	69,126	7,654	17,268	(8,602)	50,910	4,862	2,171	1,076
Small Cap Growth Fund	—	17,329	3,508	(686)	13,135	748	(153)	734
Small Cap Value Fund	—	17,469	1,342	(3,353)	12,774	2,125	(17)	362
Sustainable Equity Fund	—	118,297	29,246	(2,776)	86,275	2,913	(836)	1,287
Emerging Markets Debt Fund	19,750	1,404	4,997	(1,339)	14,818	1,558	(3)	636
Global Bond Fund	131,412	8,583	31,617	(3,766)	104,612	10,327	965	3,651
International Bond Fund(3)	37,220	1,444	7,649	(1,106)	29,909	2,322	596	—
NT Global Real Estate Fund	17,062	2,104	4,799	(2,047)	12,320	1,345	429	825
NT International Growth Fund	69,442	5,391	17,880	(4,300)	52,653	5,177	2,363	1,724
NT International Small-Mid Cap Fund	8,649	809	2,647	(503)	6,308	683	—	255
NT International Value Fund	77,534	11,811	21,297	(8,857)	59,191	7,966	(1,719)	3,516
U.S. Government Money Market Fund	163,283	10,633	50,012	—	123,904	123,904	—	1,887
Non-U.S. Intrinsic Value Fund(4)	1,001	28	1,032	3	—	—	31	28
NT Core Equity Plus Fund	44,693	1,576	34,253	(12,016)	—	—	10,029	1,576
NT Emerging Markets Fund	1,188	14	540	(662)	—	—	670	14
NT Small Company Fund	32,579	1,067	30,909	(2,737)	—	—	3,188	311
	$1,667,055	$332,727	$598,379	$(115,909)	$1,285,494	229,598	$52,290	$66,686

(1)	Underlying fund investments represent G Class.

(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

(3)	Non-income producing.

(4)	Effective November 22, 2019, the name of NT Non-U.S. Intrinsic Value Fund was changed to Non-U.S. Intrinsic Value Fund.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.